Segment Results and Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating costs (excluding amortization and depreciation)	$ 1,684.9	[1],[2]	$ 1,678.7	[1],[3]	$ 1,673.8	[1],[4]
Corporate Expenditure [Member]
Segment Reporting Information [Line Items]
Operating costs (excluding amortization and depreciation)	27.3		39.4		38.2
Environmental Rehabilitation [Member]
Segment Reporting Information [Line Items]
Operating costs (excluding amortization and depreciation)	15.4		10.4		13.9
Employee Termination Costs [Member]
Segment Reporting Information [Line Items]
Operating costs (excluding amortization and depreciation)	$ 42.2		$ 35.5		$ 6.1

[1]	This caption is based on captions used in the IFRS financial statements and does not reflect the US GAAP captions per the consolidated statement of operations.
[2]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $27.3 million, Accretion expense on provision for environmental rehabilitation - $15.4 million and Employee termination costs - $42.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[3]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $39.4 million, Accretion expense on provision for environmental rehabilitation - $10.4 million and Employee termination costs - $35.5 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $38.2 million, Accretion expense on provision for environmental rehabilitation - $13.9 million and Employee termination costs - $6.1 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.